Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of the allocation of expenses from the Parent Company

		For the period between
	For the Year Ended	January 1 and
	December 31,	June 11,
	2018	2019
Cost of revenues	4,622	2,309
Selling and marketing expenses	441	305
General and administrative expenses	4,856	1,723
Total	9,919	4,337

Cash and cash equivalents maintained at banks

	As of December 31,
	2019	2020
RMB denominated bank deposits with financial institutions in the PRC	182,180	225,323
RMB denominated bank deposits with financial institutions in Hong Kong SAR	1,212	1,692
US dollar denominated bank deposits with a financial institution in Hong Kong SAR	1,904	2,363
HK dollar denominated bank deposits with a financial institution in Hong Kong SAR	264	357
USD denominated bank deposits with a financial institution in BVI	28,494	58
USD denominated bank deposits with a financial institution in Cayman Islands	—	3,437
USD denominated bank deposits with a financial institution in the USA	—	47,105

Estimated useful life of property and equipment

Category	Estimated Useful Life
Electronic equipment	3 to 5 years
Office furniture	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Summary of short-term investments

	As of December 31,
	2019	2020
Aggregate cost basis	125,000	391,360
Gross unrealized holding gain	—	311
Aggregate fair value	125,000	391,671

Summary of reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy

		For the Year Ended December 31, 2018
	January 1,			Included in	December 31,
	2018	Purchase	Sell	earnings	2018
Assets
Short-term investments	—	1,300,000	1,304,842	4,842	—
Total	—	1,300,000	1,304,842	4,842	—

		For the Year Ended December 31, 2019
	January 1,			Included in	December 31,
	2019	Purchase	Sell	earnings	2019
Assets
Short-term investments	—	340,000	215,714	714	125,000
Total	—	340,000	215,714	714	125,000

		For the Year Ended December 31, 2020

	January 1,			Included in	December 31,
	2020	Purchase	Sell	earnings	2020
Assets
Short-term investments	125,000	4,084,440	3,827,063	9,294	391,671
Total	125,000	4,084,440	3,827,063	9,294	391,671